Restatement (Details) - Schedule of cashflows	9 Months Ended
Sep. 30, 2021 USD ($)
As Reported [Member]
Cash flows from operating activities:
Net income (loss)	$ 17,267,348
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liabilities	(300,885)
Change in derivative liability for authorized shares shortfall	159,633,797
Interest and amortization of debt discount	1,665,813
(Gain) loss on conversion of convertible notes payable	880
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(179,272,324)
Gain on forgiveness of debt	(192,521)
Share-based compensation	166,855
Changes in operating assets and liabilities:
Prepaid expenses	97,132
Accounts payable and accrued expenses	187,022
Accrued payroll and related expenses	173,243
Deferred revenue	25,000
Net cash used in operating activities	(548,640)
Cash flows from financing activities:
Bank overdrafts
Proceeds from sale of Series X preferred shares	200,000
Proceeds from issuance of convertible notes payable
Proceeds from issuance of non-convertible notes payable	1,515,424
Repayment of non-convertible notes payable	(25,000)
Proceeds from advances	53,991
Repayments of advances	(20,178)
Cash paid in settlement of debt and warrants	(1,176,000)
Net cash provided by financing activities	548,237
Net decrease in cash	(403)
Cash, beginning of period	1,485
Cash, end of period	1,082
Supplemental disclosures of cash flow information:
Cash paid during period for interest	1,600
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Amortization of discount on preferred stock	34,798,923
Common shares issued upon conversion of convertible notes and accrued interest	133,002
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants	1,314,678
Issuance of common shares previously to be issued	1,006
Common shares contributed back to the Company and promptly retired
Deemed dividend related to warrant price protection
Derivative liability recognized as debt discount on newly issued convertible notes
Reclassify accrued interest to convertible notes payable	93,685
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and warrants in exchange for Series Y preferred shares	4,834,911
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest and cancelation of common shares and warrants for cash	169,815,037
Series Z preferred shares issued as equity kicker for note payable	387,262
Series Z preferred shares issued as part of settlement agreement	632,020
Expenses paid directly by non-convertible note holder on behalf of company
Settlement paid directly by CEO on behalf of company
Settlement payment made directly by CEO on behalf of company
Restatement Adjustment [Member]
Cash flows from operating activities:
Net income (loss)	(6,403,199)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liabilities
Change in derivative liability for authorized shares shortfall
Interest and amortization of debt discount	492,151
(Gain) loss on conversion of convertible notes payable
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	5,911,048
Gain on forgiveness of debt
Share-based compensation
Expenses paid directly by non-convertible note holder on behalf of company	158,371
Changes in operating assets and liabilities:
Prepaid expenses
Accounts payable and accrued expenses
Accrued payroll and related expenses
Deferred revenue
Net cash used in operating activities	158,371
Cash flows from financing activities:
Bank overdrafts
Proceeds from sale of Series X preferred shares
Proceeds from issuance of convertible notes payable
Proceeds from issuance of non-convertible notes payable	(1,158,371)
Repayment of non-convertible notes payable	25,000
Proceeds from advances	(25,000)
Repayments of advances
Cash paid in settlement of debt and warrants	1,000,000
Net cash provided by financing activities	(158,371)
Net decrease in cash
Cash, beginning of period
Cash, end of period
Supplemental disclosures of cash flow information:
Cash paid during period for interest
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Amortization of discount on preferred stock
Common shares issued upon conversion of convertible notes and accrued interest
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants
Issuance of common shares previously to be issued
Common shares contributed back to the Company and promptly retired
Deemed dividend related to warrant price protection
Derivative liability recognized as debt discount on newly issued convertible notes
Reclassify accrued interest to convertible notes payable
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and warrants in exchange for Series Y preferred shares
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest and cancelation of common shares and warrants for cash
Series Z preferred shares issued as equity kicker for note payable	479,951
Series Z preferred shares issued as part of settlement agreement	5,898,848
Expenses paid directly by non-convertible note holder on behalf of company	158,371
Settlement paid directly by CEO on behalf of company	1,000,000
Settlement payment made directly by CEO on behalf of company	25,000
As Restated [Member]
Cash flows from operating activities:
Net income (loss)	10,864,149
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liabilities	(300,885)
Change in derivative liability for authorized shares shortfall	159,633,797
Interest and amortization of debt discount	2,157,964
(Gain) loss on conversion of convertible notes payable	880
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(173,361,276)
Gain on forgiveness of debt	(192,521)
Share-based compensation	166,855
Expenses paid directly by non-convertible note holder on behalf of company	158,371
Changes in operating assets and liabilities:
Prepaid expenses	97,132
Accounts payable and accrued expenses	187,022
Accrued payroll and related expenses	173,243
Deferred revenue	25,000
Net cash used in operating activities	(390,269)
Cash flows from financing activities:
Bank overdrafts
Proceeds from sale of Series X preferred shares	200,000
Proceeds from issuance of convertible notes payable
Proceeds from issuance of non-convertible notes payable	357,053
Repayment of non-convertible notes payable
Proceeds from advances	28,991
Repayments of advances	(20,178)
Cash paid in settlement of debt and warrants	(176,000)
Net cash provided by financing activities	389,866
Net decrease in cash	(403)
Cash, beginning of period	1,485
Cash, end of period	1,082
Supplemental disclosures of cash flow information:
Cash paid during period for interest	1,600
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Amortization of discount on preferred stock	34,798,923
Common shares issued upon conversion of convertible notes and accrued interest	133,002
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants	1,314,678
Issuance of common shares previously to be issued	1,006
Common shares contributed back to the Company and promptly retired
Deemed dividend related to warrant price protection
Derivative liability recognized as debt discount on newly issued convertible notes
Reclassify accrued interest to convertible notes payable	93,685
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and warrants in exchange for Series Y preferred shares	4,834,911
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest and cancelation of common shares and warrants for cash	169,815,037
Series Z preferred shares issued as equity kicker for note payable	867,213
Series Z preferred shares issued as part of settlement agreement	6,530,868
Expenses paid directly by non-convertible note holder on behalf of company	158,371
Settlement paid directly by CEO on behalf of company	1,000,000
Settlement payment made directly by CEO on behalf of company	$ 25,000